Loan Payables (Details) - Schedule of Loan Payables ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Loan Payables [Abstract]
Loan payables, current portion	¥ 6,500	$ 896	¥ 6,500
Loan payables, non-current portion
Loan payables	¥ 6,500	$ 896	¥ 6,500